INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

16.   INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

USA

Summit Bend, Ohio I, Ohio II and Asgard is incorporated in the USA. Under the current laws, profits tax in USA is generally assessed at the rate 21% of taxable income.

British Virgin Islands

Under the current laws of the British Virgin Islands, BVI is not subject to tax on income or capital gains.

Curacao

Multi Pay N.V. is incorporated in the Curacao, Under the current laws, profits tax in Curacao is generally assessed at the rate of 2% of taxable income.

16.   INCOME TAXES (continued)

Malta

Under the current laws, profits tax in Malta is generally assessed at the rate of 35% of taxable income. When dividend is paid or declared to the holding company, the paying entity is entitled to claim 6/7 of the profit tax paid as refund, which may effectively reduce income tax rate to 5%.

Cyprus

Round Spot Services Ltd is incorporated in Cyprus and does not conduct any substantive operations of its own. No provision for Cyprus income tax has been made in the financial statements as Round Spot Services Ltd had no assessable income for the years ended December 31, 2019, 2020 and 2021.

Hong Kong

500wan HK, Sunstar Technology, Skill Esport and the Hong Kong subsidiaries of Loto Interactive are incorporated in Hong Kong, under the current laws, profits tax in Hong Kong is generally assessed at the rate of 8.25% of taxable income up to HKD2,000 and assessed at the rate of 16.5% of taxable income over HKD2,000.

People’s Republic of China

A new enterprise income tax law (the “EIT Law”) in the PRC was enacted and became effective on January 1, 2008. The EIT Law applies a uniform 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises. The subsidiaries incorporated in PRC are subject to the EIT rate of 25% in 2019, 2020 and 2021, respectively.

Loss before income taxes from continuing operations consists of:

	2019	2020	2021
	US$	US$	US$

Cayman Islands	(62,773)	(17,673)	(7,732)
USA	(631)	(80)	(1,292)
Hong Kong	(1,184)	(710)	(25,039)
Japan	(366)	(79)	—
Malta	(37)	(1,410)	(1,152)
Curacao	(3,291)	160	114
Cyprus	(4)	(6)	—
PRC	(7,647)	(3,556)	(28,824)

	(75,933)	(23,354)	(63,925)

16.   INCOME TAXES (continued)

The current and deferred components of the income tax expense from continuing operations in the consolidated statements of comprehensive loss are as follows:

	2019	2020	2021
	US$	US$	US$

Current tax benefit (expense)	(27)	(1)	—
Deferred tax benefit	1,110	31	359

Income tax benefit	1,083	30	359

The reconciliation of tax computed by applying the statutory income tax rate of 16.5% applicable to Hong Kong operations for 2021, and 25% applicable to PRC operations for 2020 and 2019 to income tax benefit from continuing operations is as follows:

	2019	2020	2021
	US$	US$	US$

Loss before income taxes	(75,933)	(23,354)	(63,925)
Income tax computed at applicable tax rates	(18,983)	(5,839)	(10,548)
Effect of different tax rates in different jurisdictions	162	323	(858)
Non-deductible expenses	17,524	3,940	5,481
Change in valuation allowance	1,522	1,812	6,188
Effect of EIT reversal for previous years	—	(22)	(359)
Research and development super-deduction	(198)	(235)	(263)
Others	(1,110)	(9)	—
	(1,083)	(30)	(359)

The components of deferred taxes are as follows:

	2020	2021
	US$	US$

Deferred tax assets
Advertising costs deductible in future years	212	—
Loss from equity method investment	—	53
Bad debt provision	720	887
Impairment of long-lived asset	—	7,526
Net operating losses (“NOLs”)	6,314	16,286
Less: valuation allowance	(7,246)	(24,752)

Total deferred tax assets, net	—	—

16.   INCOME TAXES (continued)

The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

As of December 31, 2021, the Group had NOLs of approximately US$65,151 from PRC subsidiaries, US$11,086 from Hong Kong subsidiaries, respectively, which can be carried forward to offset future net profit for income tax purposes. The NOLs from PRC subsidiaries as of December 31, 2021 will expire in years 2022 to 2026 if not utilized.

The cumulative amount of the temporary differences in respect of investments in foreign subsidiaries were nil as of December 31, 2020 and 2021. Upon repatriation of the foreign subsidiaries, in the form of dividends or otherwise, the Company would be subject to various PRC income taxes including withholding income tax. The related unrecognized deferred tax liabilities were nil as of December 31, 2020 and 2021.